Property, plant and equipment (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Exploration
	and	Capital
	evaluation	works in	Mining	Plant and
Dec. 31, 2017	assets	progress	properties	equipment	Total

Cost
Balance, beginning of year	$15,015	$844,759	$1,775,432	$2,368,658	$5,003,864
Additions	7,000	156,807	-	26,830	190,637
Capitalized stripping and development	-	-	69,178	-	69,178
Decommissioning and restoration	-	51	5,509	5,101	10,661
Interest capitalized	-	13,149	-	-	13,149
Transfers and other movements	-	(79,671)	-	79,671	-
Impairment	-	(11,320)	-	-	(11,320)
Disposals	-	(13)	(1,600)	(9,586)	(11,199)
Effects of movement in exchange rates	995	2,955	49,184	47,553	100,687
Other	-	6,814	85	455	7,354
Balance, end of year	23,010	933,531	1,897,788	2,518,682	5,373,011

Accumulated depreciation
Balance, beginning of year	-	-	523,460	614,581	1,138,041
Depreciation for the year	-	-	118,754	182,552	301,306
Disposals	-	-	-	(7,540)	(7,540)
Effects of movement in exchange rates	-	-	31,516	28,741	60,257
Other	-	-	(19)	72	53
Balance, end of year	-	-	673,711	818,406	1,492,117

Net book value	$23,010	$933,531	$1,224,077	$1,700,276	$3,880,894

	Exploration
	and	Capital
	evaluation	works in	Mining	Plant and
Dec. 31, 2016	assets	progress	properties	equipment	Total

Cost
Balance, beginning of year	$14,650	$812,618	$1,603,952	$2,289,556	$4,720,776
Additions	-	87,505	45,383	15,445	148,333
Capitalized stripping and
development	-	19,666	48,886	-	68,552
Decommissioning and restoration	-	(46)	1,966	23,036	24,956
Interest capitalized	-	14,705	-	-	14,705
Transfers and other movements	-	(89,506)	56,848	32,658	-
Disposals	-	(1,501)	-	(11,089)	(12,590)
Effects of movement in exchange rates	365	1,334	18,382	18,897	38,978
Other	-	(16)	15	155	154
Balance, end of year	15,015	844,759	1,775,432	2,368,658	5,003,864

Accumulated depreciation
Balance, beginning of year	-	-	394,098	436,402	830,500
Depreciation for the year	-	-	119,420	178,175	297,595
Disposals	-	-	-	(9,160)	(9,160)
Effects of movement in exchange rates	-	-	9,810	9,076	18,886
Other	-	-	132	88	220
Balance, end of year	-	-	523,460	614,581	1,138,041

Net book value	$15,015	$844,759	$1,251,972	$1,754,077	$3,865,823